UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 11,471	$ 11,934
Trade accounts receivable, net	284	1,295
Contract Assets	4,457	5,035
Prepaid expenses and other	4,913	3,648
Government departments and agencies receivables	6,335	6,156
Related parties	82	157
Derivatives FPA	0	12,775
Inventory	775	831
Total current assets	28,317	41,831
NON-CURRENT ASSETS:
Right-of-use assets, net	2,480	2,794
Property, plant and equipment, net	1,546	1,643
Investment in Jet Talk	1,515	1,777
Long term deposits	208	203
Derivatives FPA	0	28,077
Total non-current assets	5,749	34,494
TOTAL ASSETS	34,066	76,325
CURRENT LIABILITIES:
Trade payables	2,435	1,459
Contract Liabilities	75	622
ESA advance payments	5,410	5,800
Prepayments from Customers	21,657	12,176
Lease liabilities	873	1,021
Other accounts payable and accrued expenses	4,738	7,843
Related parties	336	408
Derivatives FPA	1,504	0
Total current liabilities	37,028	29,329
NON-CURRENT LIABILITIES:
Long term loans from financial institutions	59,603	54,926
Lease liabilities	2,033	2,280
Derivatives instruments liabilities	313	20,305
Liability for royalties payable	1,139	1,107
Derivatives FPA	11,766	0
Total non-current liabilities	74,854	78,618
SHAREHOLDERS' DEFICIT:
Share capital	0	0
Share premium	446,822	446,488
Capital reserves	3,226	3,498
Accumulated deficit	(527,864)	(481,608)
Total shareholders' deficit	(77,816)	(31,622)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 34,066	$ 76,325